OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of deferred income movement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Deferred Income Movement Abstract
Initial balance		$ 2,785,193	$ 2,738,888	$ 3,540,466	$ 2,974,760
Recognition	[1]	9,772,469	4,221,168	1,970,203	8,264,970
Use		(9,077,188)	(4,053,345)	(2,554,476)	(7,703,011)
Loyalty program (Award and redeem)		(241,201)	(12,091)	(137,176)	124,548
Expiration of tickets		(314,027)	(114,227)	(72,670)	(156,435)
Translation Difference		4,585		(3,485)	2,232
Others provisions		23,458	4,800	(3,974)	33,402
Final balance		$ 2,953,289	$ 2,785,193	$ 2,738,888	$ 3,540,466

[1]	The balance includes mainly, deferred income for services not provided as of December 31, 2022 and December 31, 2021 and for the frequent flyer LATAM Pass program.